Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation S-K. CAP is calculated in accordance with Item 402(v) of Regulation S-K and differs from compensation shown in the Summary Compensation Table on page 98 and CEO and other NEO performance year compensation tables shown on pages 79 and 85, respectively. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP. The Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with performance, see the Compensation Discussion and Analysis section beginning on page 54.
Pay versus Performance Table

Performance Year	Summary Compensation Table Total for Principal Executive Officer (PEO) (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2)	Value of Initial Fixed $100 Invested Based on:		Net Income ($M)	Common Dividends + Growth of Tangible Book Value Per Common Share (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2025	$64,971,137	$94,125,501	$12,057,413	$14,934,044	$268.21	$203.47	$2,453	3.1%

2024	$30,829,070	$56,390,154	$7,434,305	$10,043,898	$189.44	$173.90	$4,750	9.6%

2023	$28,589,573	$56,015,379	$7,171,356	$9,620,815	$137.03	$133.20	$4,887	18.7%

2022	$27,605,311	$(758,823)	$11,374,302	$7,425,259	$94.95	$118.77	$7,360	(11.3)%

2021	$20,457,553	$44,692,866	$5,404,513	$7,652,216	$145.28	$132.75	$12,390	15.8%

(1)
Mr. Fairbank is represented as the principal executive officer (“PEO”) for each of the years shown. For performance year 2025, Messrs. Young, Cooper, Mouadeb, and LaPrade are represented as the non-PEO named executive officers (“Non-PEO NEOs”). For performance year 2024, Messrs. Young, LaPrade, Cooper, and Yajnik are represented as the Non-PEO NEOs. For performance year 2023, Messrs. Young, LaPrade, Yajnik, and Robert M. Alexander are represented as the Non-PEO NEOs. For performance year 2022, Messrs. Young, Neal A. Blinde, LaPrade, and Yajnik are represented as the Non-PEO NEOs. For performance year 2021, Messrs. Young, R. Scott Blackley, LaPrade, Michael J. Wassmer, and Yajnik are represented as the Non-PEO NEOs.

(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the five years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for Non-PEO NEOs represents an average of all Non-PEO NEOs. CAP to the PEO and Non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)

PEO 2025	$64,971,137	$(10,831)	$(58,127,029)	$71,407,266	$15,664,126	$(722,283)	$—	$943,115	$94,125,501

Non-PEO NEOs 2025	$12,057,413	$—	$(7,199,981)	$8,827,418	$1,029,963	$148,088	$—	$71,143	$14,934,044

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table the year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020, and ending on the last fiscal day in 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P Financial Index for each year disclosed in the table.

(4)
D+TBV/Sh is a non-GAAP measure. D+TBV/Sh is calculated as the ratio, expressed as a percentage, of (i) the Company’s tangible book value per share at the end of each year, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per share at the beginning of each corresponding year.

Company Selected Measure Name	Common Dividends + Growth of Tangible Book Value Per Common Share
Named Executive Officers, Footnote	Mr. Fairbank is represented as the principal executive officer (“PEO”) for each of the years shown. For performance year 2025, Messrs. Young, Cooper, Mouadeb, and LaPrade are represented as the non-PEO named executive officers (“Non-PEO NEOs”). For performance year 2024, Messrs. Young, LaPrade, Cooper, and Yajnik are represented as the Non-PEO NEOs. For performance year 2023, Messrs. Young, LaPrade, Yajnik, and Robert M. Alexander are represented as the Non-PEO NEOs. For performance year 2022, Messrs. Young, Neal A. Blinde, LaPrade, and Yajnik are represented as the Non-PEO NEOs. For performance year 2021, Messrs. Young, R. Scott Blackley, LaPrade, Michael J. Wassmer, and Yajnik are represented as the Non-PEO NEOs.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2020, and ending on the last fiscal day in 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P Financial Index for each year disclosed in the table.
PEO Total Compensation Amount	$ 64,971,137	$ 30,829,070	$ 28,589,573	$ 27,605,311	$ 20,457,553
PEO Actually Paid Compensation Amount	$ 94,125,501	56,390,154	56,015,379	758,823	44,692,866
Adjustment To PEO Compensation, Footnote
(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the five years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for Non-PEO NEOs represents an average of all Non-PEO NEOs. CAP to the PEO and Non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)

PEO 2025	$64,971,137	$(10,831)	$(58,127,029)	$71,407,266	$15,664,126	$(722,283)	$—	$943,115	$94,125,501

Non-PEO NEOs 2025	$12,057,413	$—	$(7,199,981)	$8,827,418	$1,029,963	$148,088	$—	$71,143	$14,934,044

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table the year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 12,057,413	7,434,305	7,171,356	11,374,302	5,404,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,934,044	10,043,898	9,620,815	7,425,259	7,652,216
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the five years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for Non-PEO NEOs represents an average of all Non-PEO NEOs. CAP to the PEO and Non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)

PEO 2025	$64,971,137	$(10,831)	$(58,127,029)	$71,407,266	$15,664,126	$(722,283)	$—	$943,115	$94,125,501

Non-PEO NEOs 2025	$12,057,413	$—	$(7,199,981)	$8,827,418	$1,029,963	$148,088	$—	$71,143	$14,934,044

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table the year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Company TSR
As shown in the chart above, the PEO and other NEO’s CAP amounts are aligned with the Company’s TSR. This alignment is due to the Company’s executive compensation program being composed of primarily equity, with 83% of PEO and approximately 50% of all Non-PEO NEO’s total compensation for the 2025 performance year being comprised of equity-based compensation, similar to prior years. Including the Discover-Related Special Awards, 90% of PEO compensation and an average of 60% of all Non-PEO NEO’s total compensation was equity-based.
In addition, a portion of PEO compensation is directly linked to the Company’s TSR and vests entirely on the Company’s TSR performance relative to the Performance Share Peers over a three-year period.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
As shown in the chart above, the Company’s net income has varied over the measurement period. While net income has increased and decreased directionally with PEO and other NEO CAP for certain years in the performance period, the changes are not proportionally correlated with CAP. This is due in large part to the significant portion of PEO and other NEO compensation that is equity-based, as well as the significant volatility of net income over the measurement period, including volatility resulting from (i) the pandemic and post-pandemic periods of economic change and uncertainty, and (ii) the effects of certain adjusting items associated with the Discover Transaction. In addition, while net income is one of several factors used to assess Company performance, the Company does not use net income as a primary metric to determine compensation levels or incentive plan payout.

Compensation Actually Paid vs. Company Selected Measure
CAP versus D+TBV/Sh
As shown in the chart above, the PEO and other NEOs’ CAP amounts are directionally aligned with the Company selected measure of D+TBV/Sh. This alignment is partially due to a large portion of PEO and other NEO compensation being comprised of Financial Performance Shares (as described on page 79). For the 2025 performance year, 55% of PEO total compensation and an average of 27% of other NEO total compensation was granted in the form of Financial Performance Shares, similar to prior years. Including the Discover-Related Special Awards, 32% of PEO total compensation and an average of 17% of other NEO total compensation was granted in the form of Financial Performance Shares. The Company’s D+TBV/Sh for 2025 was negatively affected by the issuance of shares as merger consideration in the Discover Transaction. For Financial Performance Shares taken into consideration in the calculation of CAP, two-thirds of the payout of each Financial Performance Share upon vesting is based on D+TBV/Sh for the years covered in the chart above.

Total Shareholder Return Vs Peer Group
Company TSR versus Peer Group TSR
As shown in the chart above, the TSR peer group is based on the S&P Financial Index, which reflects the Company’s industry sector. The Company’s cumulative TSR was above that of the S&P Financial Index during the period covered by the table above. The financial services industry faced volatility over the measured period including the post-pandemic economic uncertainty, substantial changes to interest rates, regional bank failures and the resulting bank funding stress, and general economic and regulatory uncertainty. Strong capital and liquidity, the strength of our credit performance relative to peers, and investor confidence in our results and our future buoyed our stock price and total shareholder return over the period measured in the chart.

Tabular List, Table
D+TBV/Sh

∎
D+TBV/Sh rewards strong operational results, balanced stewardship of capital, and long-term stockholder value creation by measuring the value distributed to stockholders (common dividends per share) and the growth of company value created for common stockholders (tangible book value per common share).

∎
D+TBV/Sh is calculated as the average of the ratios, expressed as a percentage, of (i) the Company’s tangible book value per common share at the end of each year within the performance period, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per common share at the beginning of each corresponding year within the performance period.

PSU Adjusted ROTCE

∎
PSU Adjusted ROTCE rewards balanced capital management and stewardship while capturing current and historical business performance and profitability as compared to the size of our stockholders’ investment in the Company. ROTCE is broadly used in banking as a key performance indicator and component in peer executive compensation programs.

∎
PSU Adjusted ROTCE is calculated as the ratio, expressed as a percentage, of (i) the Company’s net income available to common stockholders, excluding, on a tax-adjusted basis, the impact of impairment, amortization and re-measurement of intangible assets, to (ii) the Company’s average tangible common equity.

Net Revenue

∎
Net revenue, and the growth of net revenue, reflects the Company’s ability to grow new customer relationships, deepen existing relationships, manage margins, and expand into new businesses and areas of focus and market opportunity. Net revenue serves as the key driver for long-term earnings power and requires delivery of compelling products and experiences as well as a sustainable, through-cycle
business model and pricing strategy.

Total Shareholder Return Amount	$ 268.21	189.44	137.03	94.95	145.28
Peer Group Total Shareholder Return Amount	203.47	173.9	133.2	118.77	132.75
Net Income (Loss)	$ 2,453,000,000	$ 4,750,000,000	$ 4,887,000,000	$ 7,360,000,000	$ 12,390,000,000
Company Selected Measure Amount	3.1	9.6	18.7	(11.3)	15.8
PEO Name	Mr. Fairbank
Measure:: 1
Pay vs Performance Disclosure
Name	D+TBV/Sh
Non-GAAP Measure Description	D+TBV/Sh is a non-GAAP measure. D+TBV/Sh is calculated as the ratio, expressed as a percentage, of (i) the Company’s tangible book value per share at the end of each year, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per share at the beginning of each corresponding year.
Measure:: 2
Pay vs Performance Disclosure
Name	PSU Adjusted ROTCE
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,831)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,127,029)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,407,266
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,664,126
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(722,283)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	943,115
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,199,981)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,827,418
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,029,963
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,088
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 71,143